Net Loss Per Share Attributable to Common Stockholders - Computation of Diluted Net Loss Per Share (Details) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total (in shares)	22,302,245	85,985,913	88,894,881	84,083,811	67,122,120
Convertible preferred stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total (in shares)	0	65,928,261	65,970,938	65,928,261	53,378,409
Outstanding stock options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total (in shares)	22,067,610	19,886,677	22,774,949	17,984,575	13,636,653
Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total (in shares)	138,209	170,975	148,994	170,975	107,058
Restricted stock units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total (in shares)	96,426	0